Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Changes in Operating Assets and Liabilities
a)The changes in operating assets and liabilities for the years ended December 31, 2016, 2015, and 2014, are as follows:

	Year Ended December 31,
	2016	2015	2014
Accounts receivable	96,497	(6,488)	136,660
Prepaid expenses and other	9,690	(10,607)	(1,618)
Accounts payable	(10,705)	(24,727)	(17,643)
Accrued liabilities and other	(57,149)	29,531	(56,768)
	38,333	(12,291)	60,631